PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Summary of Changes in the OPEB Obligation and Changes in Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Past service cost - Plan amendments	$ 0	$ 832	$ 0
Actuarial (gain) loss		832
Return on plan assets greater/(less) than discount rate	799	612
Other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	4,801
Current service cost	100	100	96
Interest cost (income)	204	223	220
Past service cost - Plan amendments	4	(851)	(2)
Balance at end of the period	4,140	4,801
Present value of the wholly or party funded obligation				$ (757)	$ (821)
Fair value of plan assets				546
Net present value of the wholly or partly funded obligation				(211)	222
Present value of the unfunded obligation				(3,929)	(4,579)
Net amount recognized	(4,801)	(4,801)		(4,140)	(4,801)
Other post-employment benefits | Disposal groups classified as held for sale | Steelton
Disclosure of net defined benefit liability (asset) [line items]
Net present value of the wholly or partly funded obligation					53
Other post-employment benefits | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	5,400	6,251
Current service cost	100	100
Interest cost (income)	226	249
Past service cost - Plan amendments	4	(851)
Contributions to plan by plan participants, net defined benefit liability (asset)	29	18
Actuarial (gain) loss	942	48
Demographic assumptions	(153)	(184)
Financial assumptions	(680)	189
Experience adjustment	(109)	(53)
Benefits paid	(258)	(323)
Foreign currency exchange rate differences and other movements	127	4
Balance at end of the period	4,686	5,400	6,251
Net amount recognized	(5,400)	(6,251)	(6,251)	(4,686)	(5,400)
Other post-employment benefits | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(599)	(706)
Interest cost (income)	(22)	(26)
Contributions to plan by plan participants, net defined benefit liability (asset)	(12)	(18)
Benefits paid	61	242
Foreign currency exchange rate differences and other movements	(1)
Return on plan assets greater/(less) than discount rate	17	5
Employer contribution	(44)	86
Balance at end of the period	(546)	(599)	(706)
Fair value of plan assets					599
Net amount recognized	599	706	706	546	599
United States | Other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	3,591
Current service cost	58	59	50
Interest cost (income)	159	177	169
Past service cost - Plan amendments	0	(844)	0
Balance at end of the period	2,731	3,591
Present value of the wholly or party funded obligation				(689)	(760)
Fair value of plan assets				538
Net present value of the wholly or partly funded obligation				(151)	168
Present value of the unfunded obligation				(2,580)	(3,423)
Net amount recognized	(3,591)	(3,591)		(2,731)	(3,591)
United States | Other post-employment benefits | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	4,183	4,995
Current service cost	58	59
Interest cost (income)	181	203
Past service cost - Plan amendments	0	(844)
Contributions to plan by plan participants, net defined benefit liability (asset)	29	18
Actuarial (gain) loss	1,005	62
Demographic assumptions	(168)	(154)
Financial assumptions	(728)	160
Experience adjustment	(109)	(68)
Benefits paid	(177)	(240)
Foreign currency exchange rate differences and other movements	0	54
Balance at end of the period	3,269	4,183	4,995
Net amount recognized	(4,183)	(4,995)	(4,995)	(3,269)	(4,183)
United States | Other post-employment benefits | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(592)	(698)
Interest cost (income)	(22)	(26)
Contributions to plan by plan participants, net defined benefit liability (asset)	(12)	(18)
Benefits paid	59	240
Foreign currency exchange rate differences and other movements	0
Return on plan assets greater/(less) than discount rate	15	4
Employer contribution	(44)	86
Balance at end of the period	(538)	(592)	(698)
Fair value of plan assets					592
Net amount recognized	592	698	698	538	592
Canada | Other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	592
Current service cost	9	7	9
Interest cost (income)	23	25	26
Past service cost - Plan amendments	1	(3)	(2)
Balance at end of the period	679	592
Present value of the wholly or party funded obligation				0	0
Fair value of plan assets				0
Net present value of the wholly or partly funded obligation				0	0
Present value of the unfunded obligation				(679)	(592)
Net amount recognized	(592)	(592)		(679)	(592)
Canada | Other post-employment benefits | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	592	573
Current service cost	9	7
Interest cost (income)	23	25
Past service cost - Plan amendments	1	(3)
Contributions to plan by plan participants, net defined benefit liability (asset)	0	0
Actuarial (gain) loss	(45)	(1)
Demographic assumptions	2	(32)
Financial assumptions	40	23
Experience adjustment	3	10
Benefits paid	(32)	(31)
Foreign currency exchange rate differences and other movements	41	20
Balance at end of the period	679	592	573
Net amount recognized	(592)	(573)	(573)	(679)	(592)
Canada | Other post-employment benefits | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	0	0
Interest cost (income)	0	0
Contributions to plan by plan participants, net defined benefit liability (asset)	0	0
Benefits paid	0	0
Foreign currency exchange rate differences and other movements	0
Return on plan assets greater/(less) than discount rate	0	0
Employer contribution	0	0
Balance at end of the period	0	0	0
Fair value of plan assets					0
Net amount recognized	0	0	0	0	0
Europe | Other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	485
Current service cost	26	27	28
Interest cost (income)	11	12	11
Past service cost - Plan amendments	2	(4)	0
Balance at end of the period	571	485
Present value of the wholly or party funded obligation				(68)	(61)
Fair value of plan assets				8
Net present value of the wholly or partly funded obligation				(60)	54
Present value of the unfunded obligation				(511)	(431)
Net amount recognized	(485)	(485)		(571)	(485)
Europe | Other post-employment benefits | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	492	516
Current service cost	26	27
Interest cost (income)	11	12
Past service cost - Plan amendments	2	(4)
Contributions to plan by plan participants, net defined benefit liability (asset)	0	0
Actuarial (gain) loss	(7)	(8)
Demographic assumptions	3	0
Financial assumptions	9	14
Experience adjustment	(5)	(6)
Benefits paid	(42)	(40)
Foreign currency exchange rate differences and other movements	83	(27)
Balance at end of the period	579	492	516
Net amount recognized	(492)	(516)	(516)	(579)	(492)
Europe | Other post-employment benefits | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(7)	(8)
Interest cost (income)	0	0
Contributions to plan by plan participants, net defined benefit liability (asset)	0	0
Benefits paid	2	2
Foreign currency exchange rate differences and other movements	(1)
Return on plan assets greater/(less) than discount rate	2	1
Employer contribution	0	0
Balance at end of the period	(8)	(7)	(8)
Fair value of plan assets					7
Net amount recognized	7	8	8	8	7
Other | Other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	133
Current service cost	7	7	9
Interest cost (income)	11	9	14
Past service cost - Plan amendments	1	0	0
Balance at end of the period	159	133
Present value of the wholly or party funded obligation				0	0
Fair value of plan assets				0
Net present value of the wholly or partly funded obligation				0	0
Present value of the unfunded obligation				(159)	(133)
Net amount recognized	(133)	(133)		(159)	(133)
Other | Other post-employment benefits | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	133	167
Current service cost	7	7
Interest cost (income)	11	9
Past service cost - Plan amendments	1	0
Contributions to plan by plan participants, net defined benefit liability (asset)	0	0
Actuarial (gain) loss	(11)	(5)
Demographic assumptions	10	2
Financial assumptions	(1)	(8)
Experience adjustment	2	11
Benefits paid	(7)	(12)
Foreign currency exchange rate differences and other movements	3	(43)
Balance at end of the period	159	133	167
Net amount recognized	(133)	(167)	(167)	(159)	(133)
Other | Other post-employment benefits | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	0	0
Interest cost (income)	0	0
Contributions to plan by plan participants, net defined benefit liability (asset)	0	0
Benefits paid	0	0
Foreign currency exchange rate differences and other movements	0
Return on plan assets greater/(less) than discount rate	0	0
Employer contribution	0	0
Balance at end of the period	0	0	0
Fair value of plan assets					0
Net amount recognized	$ 0	$ 0	$ 0	$ 0	$ 0